S-K 1604(c) De-SPAC Dilution	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 272,926,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	33,750,000
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 8.09
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 1.91
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 998,845
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	99,884,532
Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 238,512,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	30,419,464
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.84
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.16
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 965,540
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	96,553,996
Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 204,098,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	27,088,927
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.53
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.47
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 932,235
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	93,223,459
Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 169,684,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	23,758,391
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 7.14
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 2.86
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 898,929
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	89,892,923
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	$ 10
De-SPAC, Net Tangible Book Value, Adjusted	$ 135,270,000
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	20,427,854
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 6.62
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ 3.38
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 865,624
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	86,562,386
Public Units [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	23,000,000
Public Units [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	19,669,464
Public Units [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	16,338,927
Public Units [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	13,008,391
Public Units [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	9,677,854
Founder Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
Founder Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,750,000
PIPE Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
PIPE Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted (in Shares) | shares	5,000,000
HCM II Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 337,500
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	33,750,000
HCM II Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 304,195
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	30,419,464
HCM II Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 270,889
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	27,088,927
HCM II Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 237,584
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	23,758,391
HCM II Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 204,279
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	20,427,854
Terrestrial Energy Shares [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 661,345
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	66,134,532
Terrestrial Energy Shares [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 661,345
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	66,134,532
Terrestrial Energy Shares [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 661,345
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	66,134,532
Terrestrial Energy Shares [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 661,345
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	66,134,532
Terrestrial Energy Shares [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share	$ 661,345
De-SPAC, Number of Shares Used, Adjustment (in Shares) | shares	66,134,532
HCM II’s Net Tangible Book Value [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ (12,080,000)
HCM II’s Net Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,080,000)
HCM II’s Net Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,080,000)
HCM II’s Net Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,080,000)
HCM II’s Net Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(12,080,000)
Transaction Costs Attributed to HCM II [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,320,000)
Transaction Costs Attributed to HCM II [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,320,000)
Transaction Costs Attributed to HCM II [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,320,000)
Transaction Costs Attributed to HCM II [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,320,000)
Transaction Costs Attributed to HCM II [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	(3,320,000)
PIPE Financing [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	50,670,000
PIPE Financing [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	50,670,000
PIPE Financing [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	50,670,000
PIPE Financing [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	50,670,000
PIPE Financing [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	50,670,000
Funds Released from Trust [Member] | No Redemption [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	237,656,000
Funds Released from Trust [Member] | Redemption at 25 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	203,242,000
Funds Released from Trust [Member] | Redemption at 50 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	168,828,000
Funds Released from Trust [Member] | Redemption at 75 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	134,414,000
Funds Released from Trust [Member] | Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted	$ 100,000,000